Insurance (Separate Accounts - Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Separate Accounts [Line Items]
Separate account assets	$ 301,598,000,000	$ 316,994,000,000
Gain (losses) on transfers of assets from the general account to the separate accounts	$ 0	$ 0	$ 0
Funding Agreements and Participating Close Out Contracts Included in Separate Accounts with a Guaranteed Minimum Return or Account Value
Schedule Separate Accounts [Line Items]
Average interest rate credited on separate accounts with a guaranteed minimum return or account value	2.37%	2.25%
Pass Through Separate Accounts
Schedule Separate Accounts [Line Items]
Separate account assets	$ 244,600,000,000	$ 261,300,000,000
Separate Accounts With Minimum Return Or Account Value
Schedule Separate Accounts [Line Items]
Separate account assets	$ 57,000,000,000	$ 55,700,000,000